Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	NKBP
Entity Registrant Name	CHINA NUOKANG BIO-PHARMACEUTICAL INC.
Entity Central Index Key	0001474952
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	158,294,358

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 28,501	179,385	191,822
Restricted cash	860	5,410
Short-term investments			29,868
Accounts receivable (net of allowance for doubtful accounts of RMB394 and RMB394 (US$63) as of December 31, 2010 and 2011, respectively)	9,655	60,767	132,504
Bills receivable	17,359	109,256	86,587
Inventories	2,518	15,846	16,789
Prepayments	2,863	18,020	15,862
Other receivables	1,144	7,203	4,254
Prepaid income tax	1,300	8,179	5,117
Deferred tax assets	165	1,040	1,518
Total current assets	64,365	405,106	484,321
Non-current assets:
Property, plant and equipment, net	34,028	214,171	155,786
Land use rights, net	5,580	35,121	35,800
Intangible assets, net	3,370	21,212	23,587
Other investments	542	3,414	3,414
Prepayments	2,524	15,884	37,713
Deferred tax assets	1,177	7,406	4,258
Total non-current assets	47,221	297,208	260,558
TOTAL ASSETS	111,586	702,314	744,879
Current liabilities:
Short-term bank loans	1,112	7,000	47,000
Accounts payable	238	1,501	1,764
Accrued expenses and other payables	5,539	34,863	22,281
Income tax payable	526	3,312	253
Unrecognized tax benefits	422	2,656	809
Total current liabilities	7,837	49,332	72,107
Non-current liabilities:
Deferred tax liabilities	323	2,036	2,054
Deferred government grants	3,684	23,185	21,621
Long-term payable	2,056	12,934	11,299
Total non-current liabilities	6,063	38,155	34,974
TOTAL LIABILITIES	13,900	87,487	107,081
Commitments and contingencies
China Nuokang Bio-Pharmaceutical Inc. shareholders' equity:
Ordinary shares (par value US$0.0005 per share, 474,200,000 shares authorized; 162,171,942 shares and 157,906,470 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	92	581	597
Additional paid-in capital	74,534	469,107	460,981
Retained earnings	22,749	143,180	174,133
Accumulated other comprehensive income (loss)
Total China Nuokang Bio-Pharmaceutical Inc. shareholders' equity	97,375	612,868	635,711
Non-controlling interest	311	1,959	2,087
TOTAL EQUITY	97,686	614,827	637,798
TOTAL LIABILITIES AND EQUITY	$ 111,586	702,314	744,879

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts receivable, allowance for doubtful accounts	$ 63	394	394
Ordinary shares, par value	$ 0.0005
Ordinary shares, shares authorized	474,200,000	474,200,000	474,200,000
Ordinary shares, shares issued	157,906,470	157,906,470	162,171,942
Ordinary shares, shares outstanding	157,906,470	157,906,470	162,171,942

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue	$ 45,801	288,269	315,789	282,911
Cost of revenue	(6,110)	(38,458)	(37,304)	(35,625)
Gross profit	39,691	249,811	278,485	247,286
Operating expenses
Research and development costs	(2,500)	(15,737)	(13,504)	(8,297)
Selling, marketing and distribution expenses	(22,916)	(144,228)	(145,549)	(110,513)
General and administrative expenses	(11,311)	(71,188)	(53,527)	(47,582)
Total operating expenses	(36,727)	(231,153)	(212,580)	(166,392)
Operating profit	2,964	18,658	65,905	80,894
Interest income	240	1,508	1,198	1,372
Interest expense	(492)	(3,096)	(7,147)	(3,327)
Foreign exchange gain (losses)	(817)	(5,142)	(5,825)	178
Other income (losses), net	(2,129)	(13,400)	2,473	2,836
Income (loss) before income tax expense	(234)	(1,472)	56,604	81,953
Income tax expense	(2,012)	(12,662)	(10,606)	(16,858)
Net income (loss)	(2,246)	(14,134)	45,998	65,095
Net loss attributable to non-controlling interest	(20)	(128)	(64)
Net income (loss) attributable to China Nuokang Bio-Pharmaceutical Inc.	(2,226)	(14,006)	46,062	65,095
Accretion of Series A convertible redeemable preference shares				(13,886)
Net income (loss) attributable to ordinary shareholders	$ (2,226)	(14,006)	46,062	51,209
Net income (loss) per share
Basic	$ (0.01)	(0.09)	0.3	0.52
Diluted	$ (0.01)	(0.09)	0.3	0.51
Weighted average ordinary shares used in net income (loss) per share computation
Basic	155,872,950	155,872,950	158,466,428	98,885,045
Diluted	155,872,950	155,872,950	158,797,628	99,725,253

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Retained earnings USD ($)	Retained earnings CNY	Non - controlling Interest USD ($)	Non - controlling Interest CNY
Beginning Balance at Dec. 31, 2008		127,721		382		50,477		76,862
Beginning Balance (in shares) at Dec. 31, 2008				95,447,648
Proceeds from issuance of ordinary shares upon initial public offering (in shares)				36,215,832
Proceeds from issuance of ordinary shares upon initial public offering		239,630		124		239,506
Conversion of preference shares (in shares)				25,796,662
Conversion of preference shares		140,995		88		140,907
Exercise of share options (in shares)				960,000
Exercise of share options		3,023		3		3,020
Capital contributed by non-controlling interest		2,151								2,151
Share-based compensation expense reclassification of liability awards to equity		13,096				13,096
Share-based compensation expenses of equity awards		4,710				4,710
Accretion of Series A convertible redeemable preference shares		(13,886)						(13,886)
Net income (loss) and comprehensive income (loss)		65,095						65,095
Ending Balance at Dec. 31, 2009		582,535		597		451,716		128,071		2,151
Ending Balance (in shares) at Dec. 31, 2009				158,420,142
Exercise of share options (in shares)				70,800
Exercise of share options		259				259
Issuance of shares to depositary bank				3,000,000
Issuance of restricted stock units				681,000
Share-based compensation expenses of equity awards		9,006				9,006
Net income (loss) and comprehensive income (loss)		45,998						46,062		(64)
Ending Balance at Dec. 31, 2010		637,798		597		460,981		174,133		2,087
Ending Balance (in shares) at Dec. 31, 2010				162,171,942
Repurchase of ordinary shares (in shares)				(4,856,472)
Repurchase of ordinary shares		(16,963)		(16)				(16,947)
Exercise of share options (in shares)				60,000
Exercise of share options		182				182
Settlement of share options exercised with shares held by depositary bank				(60,000)
Issuance of restricted stock units				591,000
Share-based compensation expenses of equity awards		7,944				7,944
Net income (loss) and comprehensive income (loss)	(2,246)	(14,134)						(14,006)		(128)
Ending Balance at Dec. 31, 2011	$ 97,686	614,827	$ 92	581	$ 74,534	469,107	$ 22,749	143,180	$ 311	1,959
Ending Balance (in shares) at Dec. 31, 2011			157,906,470

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flow from operating activities
Net income (loss)	$ (2,246)	(14,134)	45,998	65,095
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	1,262	7,944	9,006	13,722
(Reversal) provision for doubtful accounts or other receivables	1,366	8,600		(54)
Write-down of inventories	20	127	14	51
Depreciation of property, plant and equipment	2,006	12,623	12,159	10,662
Loss (gain) on disposal of property, plant and equipment	(3)	(17)	13	(23)
Amortization of land use rights	108	679	567	457
Amortization of intangible assets	377	2,375	782	540
Accretion of interest for long-term payable (Note 4)	118	742	742	742
Deferred tax (benefit) expense	(427)	(2,689)	287	(1,371)
Foreign currency exchange (gains) loss	817	5,142	6,242	(176)
Changes in operating assets and liabilities:
Accounts and bills receivables	7,797	49,068	(81,026)	(58,565)
Inventories	130	816	(2,038)	(4,206)
Prepayments	(343)	(2,158)	(11,564)	250
Other receivables	(543)	(3,414)	1,745	(3,388)
Prepaid income tax	(487)	(3,062)	1,280	(2,528)
Income tax payable	486	3,059	(8,632)	4,658
Unrecognized tax benefits	293	1,847		809
Accounts and bills payables	(42)	(263)	(160)	(23,111)
Accrued expenses and other payables	2,100	13,205	1,054	5,671
Deferred government grants	248	1,564	2,363	(126)
Net cash generated from (used in) operating activities	13,037	82,054	(21,168)	9,109
Cash flow from investing activities
Payment of other investments			(29,868)	(5,414)
Proceeds from sales of short-term investments	4,782	30,097	2,000
Purchase of property, plant and equipment	(9,068)	(57,076)	(32,745)	(26,853)
Prepayment for intangible assets	(477)	(3,000)
Prepayment for exclusive distribution right			(10,000)	(6,000)
Purchase of land use right			(10,155)
Proceeds from disposal of property, plant and equipment	404	2,544	1,212	1,203
Repayment from related parties				3,823
Net cash used in investing activities	(4,359)	(27,435)	(79,556)	(33,241)
Cash flow from financing activities
(Pledge) release of restricted cash			34,200	(14,200)
Restricted cash for share repurchase	(860)	(5,410)
Repayment of short-term bank loans	(6,355)	(40,000)	(166,795)	(75,229)
Proceeds from short-term bank loans			88,480	128,417
Repayment of loan to a related party				(5,809)
Proceeds from exercise of share options	29	182	259	3,023
Repurchase of ordinary shares	(2,695)	(16,963)
Proceeds from issuance of common stocks upon initial public offering, net of payment for offering cost			(8,311)	257,351
Net cash generated from (used in) financing activities	(9,881)	(62,191)	(52,167)	293,553
Effect of foreign exchange rate changes on cash	(773)	(4,865)	(6,545)
Net increase (decrease) in cash and cash equivalents	(1,976)	(12,437)	(159,436)	269,421
Cash and cash equivalents at the beginning of year	30,477	191,822	351,258	81,837
Cash and cash equivalents at the end of year	28,501	179,385	191,822	351,258
Supplemental disclosures of cash flow information:
Interest expense paid	(458)	(2,880)	(6,987)	(4,563)
Income tax paid	(2,135)	(13,436)	(17,671)	(15,292)
Supplemental disclosures of non-cash activities:
Acquisition of property, plant and equipment included in accrued expenses and other payables	517	3,255	443	343
Accretion of Series A convertible redeemable preference shares				13,886
Accretion of interest for long-term payable	118	742	742	742
Initial public offering costs included in accrued expenses and other payables				8,311

BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION
1.	BASIS OF PRESENTATION

Brighter Sky Limited (“Brighter Sky”) was incorporated in the Cayman Islands on June 16, 2006 under the Cayman Islands Companies Law as an exempted company with limited liability. By a shareholder’s resolution passed on September 28, 2007 and on August 11, 2008, the name of Brighter Sky Limited was changed to China Nuokang Bio-Pharmaceutical Pty and was subsequently changed to China Nuokang Bio-Pharmaceutical Inc. (the “Company”). Upon incorporation, Brighter Sky was 90% owned by Anglo China Bio-Technology Investment Holdings Limited (“Anglo China”) and 10% owned by Britain Ukan Technology Investment Holdings (Group) Limited (“Ukan Technology”), both of which are wholly-owned by Mr. Xue Bai Zhong (“Mr. Xue”).

On December 20, 2007, the Company issued convertible redeemable preference shares to two investors (Note 17).

On December 9, 2009, the Company completed its initial public offering of 4,526,979 American Depositary Shares (“ADS”) at US$9.0 per ADS. Each ADS comprises eight ordinary shares. The net proceeds to the Company from the offering amounted to RMB239,629,419 (US$38,073,280), net of issuance costs paid and payable.

The Company and its subsidiaries and variable interest entity (the “VIE”) (collectively, the “Group”) are principally engaged in research, development, manufacture and distribution of pharmaceutical products in the People’s Republic of China (the “PRC”).

As of December 31, 2011, the consolidated financial statements of the Company include the following subsidiaries:

Name	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ownership			Principal activities
			December 31 2010 and 2011
			Direct	Indirect
Surplus International Investments Limited (“Surplus International”)	August 26, 2005	Hong Kong	100%	—		Investment holding

Liaoning Nuokang Bio-Pharmaceutical Co., Ltd. (“Liaoning Nuokang”)	November 7, 1997	The PRC	—	100%		Sourcing and processing of raw materials for Penglai Nuokang

Shenyang Shouzheng Bio-Technology Co., Ltd. (“Shenyang Shouzheng”)	October 22, 2001	The PRC	—	100%		Performing research and development activities and manufacturing of certain auxiliary raw materials for Penglai Nuokang

Penglai Nuokang Pharmaceutical Co., Ltd. (“Penglai Nuokang”)	June 7, 2002	The PRC	—	100%		Manufacturing of pharmaceutical products

Liaoning Nuokang Medicines Co., Ltd. (“Nuokang Distribution”)	December 3, 1999	The PRC	—	100	%(**)	Distribution of pharmaceutical products

Venomics Hong Kong Limited (“VHK”)	April 28, 2009	Hong Kong	—	93.7	%(*)	Investment holding

*	The Group owns a total of 93.7% equity interest, directly and indirectly, in VHK (93% direct ownership through Nuokang Distribution and 0.7% through a 10% equity interest in VHK’s parent Venomics Pty limited (“VPL”).
**	As discussed in more detail below, Nuokang Distribution had been a VIE of Penglai Nuokang since the date of its incorporation. In June 2011, all the VIE agreements were terminated and Liaoning Nuokang concurrently acquired 100% equity interest of Nuokang Distribution. As a result, Nuokang Distribution ceased to be a VIE of Penglai Nuokang and became the subsidiary of Liaoning Nuokang.

Due to restrictions placed by PRC rules and regulations on the ability of wholly-owned foreign entities to distribute pharmaceutical products in Chinese market, a series of contractual agreements were entered into in December 2007 so that the Group could conduct certain activities of distributing its pharmaceutical products via Nuokang Distribution, an entity that was established in the PRC on December 3, 1999 and became wholly-owned by Mr. Xue on October 30, 2001. On December 14, 2007, Nuokang Distribution, Mr. Xue and Penglai Nuokang, one of the Company’s wholly-owned subsidiaries, entered into a series of contractual arrangements (the “Reorganization”), including a power of attorney agreement, an exclusive technical support and management consultancy agreement, a business operation restriction agreement, an equity pledging agreement, and an equity purchase agreement (collectively, the “VIE Agreements”), which collectively enabled Penglai Nuokang to: a) exercise effective control over Nuokang Distribution through its ability to exercise all the rights of the underlying equity interests held by Mr. Xue, including voting and transfer rights; b) provide unlimited financial support to Nuokang Distribution for its operations and agree to forego the right to seek repayment in the event Nuokang Distribution fails to repay such funding; c) receive technical support and management consulting fees of 80% of Nuokang Distribution’s profit before tax, which is adjustable at the sole discretion of Penglai Nuokang; and d) have an exclusive option to purchase all or part of the equity interest held by Mr. Xue in Nuokang Distribution, to the extent permitted under PRC law at an amount equal to either (i) the registered capital of Nuokang Distribution at the time of purchase or (ii) the lowest permissible purchase price as set by PRC law. In addition, pursuant to these VIE Agreements, Mr. Xue, as the equity interest holder of Nuokang Distribution a) cannot declare any profit distributions in any form without the prior consent of Penglai Nuokang; b) must remit in full any funds received from Nuokang Distribution to Penglai Nuokang, in the event any distributions are made by Nuokang Distribution; and c) must remit in full to Penglai Nuokang any consideration received from Penglai Nuokang upon the exercise of the equity purchase option.

The following is a summary of the VIE Agreements dated December 14, 2007:

Power of attorney agreement

Mr. Xue and Penglai Nuokang entered into the power of attorney agreement whereby Mr. Xue granted an irrevocable proxy of his rights underlying his equity interests in Nuokang Distribution to a PRC natural person designated by Penglai Nuokang, which includes, but are not limited to, all the shareholder’s rights and voting rights empowered to Mr. Xue by the company law in PRC and the Company’s Article of Association.

Exclusive technical support and management consultancy agreement

Pursuant to the exclusive technical support and management consultancy agreement between Penglai Nuokang and Nuokang Distribution, Penglai Nuokang is to a) provide exclusive technical support and management consultancy services in respect of technology support service, market development, customer maintenance and financing to Nuokang Distribution; and b) provide unlimited financial support to Nuokang Distribution for its operations and agree to forego the right to seek repayment in the event Nuokang Distribution fails to repay such funding. In return, Penglai Nuokang is to receive technical support and management consulting fees of 80% of Nuokang Distribution’s profit before tax, which is adjustable at the sole discretion of Penglai Nuokang. Technical support and management consulting fees associated with this agreement amounted to RMB12,860,249, RMB5,455,540 and RMB3,039,404 (US$482,913) for the years ended December 31, 2009, 2010 and 2011, respectively.

Business operation restriction agreement

Penglai Nuokang, Nuokang Distribution and Mr. Xue, the sole shareholder of Nuokang Distribution, entered into a business operation restriction agreement, whereby restriction is imposed on the manner in which Nuokang Distribution is to conduct its operations such that it can fulfill its payment obligations under the exclusive technical support and management consultancy agreement. The restriction to be imposed mainly includes a) neither Nuokang Distribution nor Mr. Xue is permitted to enter into any transaction that will substantially impact the assets, obligations, rights or operations of Nuokang Distribution without the prior consent from Penglai Nuokang; b) Nuokang Distribution together with Mr. Xue agrees to accept from Penglai Nuokang any instructions relating to the hiring and terminating of personnel, daily operating and financial management processes, and any recommendations over hiring of directors, chief executive officer, chief finance officer and other senior management positions; and c) in the event that Nuokang Distribution seeks for guarantor over its borrowings, it shall make such request to Penglai Nuokang. Penglai Nuokang retains the right to objection. Despite the fact that Penglai Nuokang retains the contractual right to object to such request, it is the intention of the Company to facilitate such guarantee if and when such request is made.

Equity pledging agreement

Pursuant to the equity pledging agreement between Penglai Nuokang and Mr. Xue, Mr. Xue has pledged all his equity interests in Nuokang Distribution to guarantee the performance of Nuokang Distribution’s obligations under the exclusive technical support and management consultancy agreement and the business operation restriction agreement.

If Nuokang Distribution breaches its respective contractual obligations under the exclusive technology supporting and service agreement or business operating restriction agreement, Penglai Nuokang, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Mr. Xue agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on his equity interests in Nuokang Distribution without the prior consent of Penglai Nuokang.

Equity purchase agreement

Pursuant to the equity purchase agreement amongst Penglai Nuokang, Nuokang Distribution and Mr. Xue, Mr. Xue irrevocably granted Penglai Nuokang, or its designated person, an exclusive option to purchase all or part of the equity interest held by Mr. Xue in Nuokang Distribution, when and to the extent permitted under PRC law, at an amount equal to either a) the registered capital of Nuokang Distribution at the time of purchase or b) the lowest permissible purchase price as set by PRC law. Such consideration received by Mr. Xue upon the exercise of the equity purchase option is required to be remitted in full to Penglai Nuokang. Nuokang Distribution cannot declare any profit distributions in any form without the prior consent of Penglai Nuokang and Mr. Xue must remit in full any funds received from Nuokang Distribution to Penglai Nuokang, in the event any distributions are made by Nuokang Distribution.

Despite the lack of technical majority ownership, there existed a parent-subsidiary relationship between Penglai Nuokang and Nuokang Distribution through the irrevocable power of attorney agreement, whereby Mr. Xue effectively assigned all of his voting rights underlying his equity interest in Nuokang Distribution to Penglai Nuokang. In addition, through the other aforementioned agreements, Penglai Nuokang demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of Nuokang Distribution. Thus, Penglai Nuokang was also considered the primary beneficiary of Nuokang Distribution. As a result of the above, Nuokang Distribution is consolidated in the Company’s financial statements as required by ASC Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall.”

Since Nuokang Distribution and Penglai Nuokang were under common control by Mr. Xue immediately before and after the Reorganization, the transaction was accounted for as a legal reorganization of entities under common control, in a manner similar to pooling of interest using historical cost. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

Due to new developments in PRC rules and regulations which removed some of the aforementioned restrictions, Penglai Nuokang, Nuokang Distribution and Mr. Xue entered into a series of agreements in June 2011 to terminate the VIE Agreements. Simultaneously, Penglai Nuokang designated Liaoning Nuokang to exercise the purchase option to acquire 100% equity interests of Nuokang Distribution from Mr. Xue with a cash consideration of RMB11,736,205 (US$1,864,695). Mr. Xue then remitted in full the consideration received from Liaoning Nuokang to Penglai Nuokang. Nuokang Distribution remains ultimately controlled by the Company through Penglai Nuokang and Liaoning Nuokang, respectively, before and after the termination of VIE Agreements and the Group consolidates Nuokang Distribution after the termination of VIE Agreements under the direct voting interest model in accordance with ASC 810-10.

The following tables set forth the assets, liabilities and results of operations of the VIE and its subsidiary included in the Company’s consolidated balance sheets and statements of operations:

As of December 31,
2010
(RMB’000)

Total assets	227,651
Current	176,279
Non-current	51,372

Total liabilities	218,769
Current	217,769
Non-current	1,000

	For the Years Ended December 31,
	2009	2010	2011 (i)
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Total revenue	188,715	202,957	89,818	14,271
Net income	1,997	613	218	35

(i)	For the year ended December 31, 2011, the revenue and net income were for the period ended June 30, 2011 when Nuokang Distribution ceased to be the VIE and started to be consolidated under the direct voting interest model.

In addition, the Group has not provided any financial support that was not previously contractually required to provide during any of the years presented.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

(a)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries and the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE are eliminated upon consolidation. Results of acquired subsidiaries are consolidated from the date on which control is transferred to the Group and are no longer consolidated from the date that control ceases.

(b)	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant estimates reflected in the Group’s consolidated financial statements include, but are not limited to, the recoverability of the carrying amount and estimated useful lives of long-lived assets, allowance for accounts receivable and other receivables, realizable values for inventories, valuation allowance of deferred tax assets, purchase price allocation of its acquisitions and share-based compensation expenses. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates.

(c)	Foreign Currency

The functional currency of the Group is the Renminbi (“RMB”) as determined based on the criteria of ASC Topic 830 “Foreign Currency.” The reporting currency of the Group is also the RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 30, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

(e)	Restricted Cash

Restricted cash consists of cash reserved in an account at a third party agent to repurchase the Company’s ordinary shares from the open market based on the resolution passed by its Board of Directors (Note 18(c)).

(f)	Accounts Receivable

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection efforts have ceased.

(g)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted average method. Costs of raw materials and consumables and packaging materials are based on purchase costs while costs of work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs. The Group provides inventory allowances when conditions indicate that the selling price is less than cost due to physical deterioration, usage, obsolescence and reductions in estimated future demand.

(h)	Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings	8 - 20 years
Plant and machinery	5 - 10 years
Motor vehicles	4 - 5 years
Furniture, fixtures and office equipment	3 - 10 years

Repair and maintenance costs are charged to expense when incurred, whereas the costs of renewals and betterment that extend the useful life of property, plant and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property, plant and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs and interest costs. The capitalization of interest costs commences when expenditures for the asset have been made, activities that are necessary to get the asset ready for its intended use are in progress and interest cost is being incurred. The capitalization period ends when the asset is substantially complete and ready for its intended use. Total interest costs incurred were RMB3,326,579 and RMB7,146,932 for the years ended December 31, 2009 and 2010, respectively, out of which nil was capitalized. Total amount of interest costs incurred was RMB3,170,441 (US$ 503,732) for the year ended December 31, 2011, out of which RMB296,940 (US$47,179) was capitalized.

Certain buildings form part of the purchase consideration payable pursuant to an equity purchase agreement and are expected to be transferred to a third party eight years after the acquisition date at their then fair value. Such buildings are therefore depreciated over eight years with a residual value of RMB4,515,000 (US$717,361), which is the estimated fair value of such buildings eight years from the acquisition date (Note 4).

(i)	Land Use Rights and Intangible Assets

A land use right in the PRC represents an exclusive right to occupy, use, develop, lease, transfer and mortgage a piece of land during the contractual term of the land use right. Land use rights are generally paid in one lump sum at the date the right is granted and covers the entire duration period of the land use right. The lump sum advance payments are capitalized as land use right assets and then amortized on a straight-line basis over the respective terms of the rights, which range from 8 to 50 years.

One of the Group’s land use rights forms part of the purchase consideration payable pursuant to an equity purchase agreement and is expected to be transferred to a third party eight years after the acquisition date at its then fair value. Such land use right is therefore amortized over eight years with a residual value of RMB5,821,000 (US$924,864), which is the estimated fair value of such land use right eight years from the acquisition date (Note 4).

Intangible assets represent purchased technical know-how and certain exclusive distribution rights and are stated at the acquisition cost less accumulated amortization. Amortization expense is recognized using the straight-line method over the estimated useful life and is included as a cost of revenue.

Technical know-how includes (i) intangible assets acquired from the acquisition of non-controlling interest in Penglai Nuokang (Note 4) for one of the Group’s major products, (ii) technical know-how acquired from the acquisition of VHK, and (iii) developed new drug technologies purchased from third parties. Developed new drug technologies are recorded as intangible assets only if regulatory approval from the State Food and Drug Administration of China (“SFDA”) has been obtained or when the re-registration of the developed new drug technology with the SFDA by the Group in its name is determined to be reasonably assured or perfunctory. The amortization of such intangible assets will not commence until the technology has been re-registered with the SFDA and hence ready for its intended use. Refundable deposits paid for new drug technologies for which recoverability is reasonably assured are classified as prepayments and other receivables.

Exclusive distribution rights are purchased from third parties.

The estimated useful economic lives of the identifiable long-lived assets acquired are as follows:

Land use rights	8 - 50 years
Technical know-how	9 - 14 years
Exclusive distribution rights	10 years
(j)	Investment

In accordance with ASC subtopic 325-20 (“ASC 325-20”), “Investments-Other: Cost Method Investments”, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidences of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Short-term investments include time deposits with financial institutions which have maturities of more than three months but less than one year from the date of deposit. The Group’s short-term investments are classified as held-to-maturity based on positive intent and ability to hold the investments to maturity and stated at amortized cost.

The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investee companies, including current earnings trends and other company-specific information.

(k)	Impairment of Long-lived Assets

The Group evaluates its long-lived assets or asset groups for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the asset or asset group to future undiscounted net cash flows expected to result from the use of such asset or asset group and its eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset or asset group, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset or asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset, when the market prices are not readily available. No impairment of long-lived assets was recognized for any of the periods presented.

(l)	Fair Value of Financial Instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, short-term investments, bills receivable, other receivables, bank loans, accounts payable, bills payable, income tax payable and other payables, approximate their fair values because of the short maturity of these instruments. The fair value of the long-term payable is determined based on the discounted cash flow model using the discount curve of market interest rates. The share-based compensation liability is initially recognized at fair value on the date of grant and is subsequently remeasured at the end of each reporting period until the initial public offering, which results in the share-based payments being classified as equity awards.

(m)	Revenue Recognition

The Group records revenue when the criteria of ASC 605 “Revenue Recognition” are met. The Group recognizes revenue from the sale of pharmaceutical products when all of the following criteria are met: 1) persuasive evidence of an arrangement exists; 2) delivery has occurred; 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. More specifically, the Group’s sales arrangements are evidenced by individual sales agreements or purchase orders based on master sales agreements. The customer takes title and assumes the risks and rewards of ownership of the products upon delivery of the products, which generally occurs at destination point. The product sales price stated in the sales contract or purchase order is final and not subject to adjustment. The Group’s products are subject to price control by the PRC government. The maximum prices of the products are published by the PRC price administration authorities from time to time. Any changes in product pricing announced by the PRC price administration authorities affect future sales transactions and do not impact sales that have already occurred, including those for which revenues have not yet been collected. There are no general rights of return on delivered products. No price protection is granted to customers. The Group assesses a customer’s creditworthiness before accepting sales orders. Based on the above, the Group records revenue upon delivery of the product to its customers.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions.

The Group has not offered any significant discounts or rebates to its customers nor does it provide for refunds in its sales contracts with customers.

(n)	Cost of Revenue

Cost of revenue includes direct and indirect production costs, as well as shipping and handling costs for products sold.

Upon the Reorganization, Penglai Nuokang is subject to business tax and other surcharges on the revenues earned for technical support and management consulting services provided to Nuokang Distribution, the Group’s VIE, pursuant to the VIE agreements (Note 1). The current applicable rate of business tax is 5%. Such business tax and other surcharges are accrued and charged to cost of revenues as the related technical support and consulting services are received from the VIE. No such business tax or other surcharges were incurred after June 2011, when the VIE agreements, including the exclusive technical support and management consultancy agreement between Penglai Nuokang and Nuokang Distribution, were terminated and 100% equity interest of Nuokang Distribution was acquired by Liaoning Nuokang.

(o)	Research and Development Costs

Research and development costs consist of personnel-related expenses for internal research and development activities or costs incurred for research and development activities performed by third party service providers. Research and development costs are expensed as incurred.

(p)	Advertising Expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in sales, marketing and distribution expenses, amounted to RMB5,913,578, RMB11,213,865 and RMB13,968,858 (US$2,219,428) for the years ended December 31, 2009, 2010 and 2011, respectively.

(q)	Government Grants

Government grants are provided by the relevant PRC municipal government authorities to reward the Group for the business achievements, to subsidize the cost of certain research and development projects, construction of property, plant and equipment or to reimburse the interest expenses for the bank loans borrowed to finance the construction of property, plant and equipment. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are initially deferred and subsequently recognized in the statement of operations when the Group has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the cost of research and development expenses are recorded as a reduction of the related research and development expenses. Grants that subsidize the construction cost of property, plant and equipment are amortized over the life of the related assets, when operational, as a reduction of the related depreciation expense. To the extent the grants that reimburse the interest expenses for the bank loans borrowed to finance the construction of property, plant and equipment are capitalized, the grants are regarded as a reduction of capitalized interests, and are amortized over the life of the related assets, when operational, as a reduction of the related depreciation expense. The non-capitalized grants that reimburse the interest expenses for the bank loans borrowed are recorded as a reduction of interest expenses. Grants that are rewarded to the Group for business achievements are recorded as other income upon receipts when the Group has no requirement to comply with the conditions or performance obligations attached to the related government grants.

(r)	Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Effective January 1, 2007, the Group adopted ASC 740 “Income Taxes.” ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain position, if and when required, as part of “interest expenses” and “other expenses”, respectively, in the consolidated statements of operations. No such amounts have been incurred or accrued through December 31, 2011 by the Group.

(s)	Value-added Tax (“VAT”)

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. The difference between the amounts collected and paid is presented as VAT recoverable or payable balance on the balance sheet.

(t)	Share-based Compensation

Share options granted to employees and non-employees are accounted for under ASC 718 “Compensation-Stock Compensation” and ASC 505-50 “Equity Based Payments to Non-Employees.”

In accordance with ASC 718, the Group determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share options to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. The Group has elected to recognize compensation expenses using the straight-line method for share options granted with service conditions that have a graded vesting schedule.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award. Cancellation of an award not accompanied by the concurrent grant of or an offer to grant a replacement award is accounted for as a repurchase for no consideration. Accordingly, there is no reversal of previously recognized compensation cost, and any previously measured but unrecognized cost is accelerated at the cancellation date.

The binomial option pricing model is applied in determining the fair value of the options granted to employees, while the Black-Scholes pricing model is utilized in determining the fair value of the options granted to non-employees.

The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC subtopic 505-50. For the awards granted to non-employees, the Group has recorded expenses equal to the fair value of the share options at the initial public offering date as the measurement date was determined to be the initial public offering date.

(u)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. The Group has no capital lease for any of the periods presented.

(v)	Net Income (Loss) per Share

In accordance with ASC 260 “Earnings Per Share”, basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of incremental ordinary shares resulting from the assumed exercise of the share options or the grant of restricted stock units (Note 21), using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive.

(w)	Share Repurchase Program

Pursuant to a Board of Directors’ resolution on March 15, 2011, the Group’s management is authorized to repurchase up to US$5 million of the Company’s ADSs. For the year ended December 31, 2011, the Company repurchased of 4,856,472 ordinary shares (607,059 ADSs) under this plan for a consideration of RMB16,962,270 (US$2,695,033).

(x)	Comprehensive Income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Group did not have any other component of comprehensive income except for net income (loss) for the years ended December 31, 2009, 2010 and 2011.

(y)	Segment Reporting

The Group follows ASC 280 “Segment Reporting” for its segment reporting.

The Group operates and manages its business as a single segment as the Group’s chief operating officer relies upon consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. As the Group’s long-lived assets are all located in the PRC and revenues are all derived from the PRC, no geographical segments are presented.

(z)	Employee Benefit

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits, which were expensed as incurred, were RMB4,450,133, RMB4,637,581 and RMB5,048,285 (US$802,092) for the years ended December 31, 2009, 2010 and 2011, respectively.

(aa)	Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 (“ASU 2011-04”), “Fair Value Measurement” (“ASC 820”) which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Group will adopt ASU 2011-04 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In June 2011, the FASB issued ASU No. 2011-05 (“ASU 2011-05”), “Comprehensive Income (Topic 220), Presentation of Comprehensive Income”, which eliminates the current option to report other comprehensive income (“OCI”) and its components in the statements of shareholders’ equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU No. 2011-12 (“AUS 2011-12”), “Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” This ASU defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Group will adopt ASU 2011-05 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISK
3.	CONCENTRATION OF RISK

(a)	Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, bills receivables and other receivables. As of December 31, 2010 and 2011, RMB150,437,950 and RMB141,405,411 (US$22,467,057), respectively, were deposited with major financial institutions located in the PRC, and US$11,320,812 and US$6,034,320 (RMB37,979,407), respectively, were deposited with the major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the banks which holds the Company’s deposits, it is unlikely for the Company to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

With respect to accounts receivable, the Group conducts credit evaluations of its customers but does not require collateral or other forms of security from its customers. The Group makes an allowance for doubtful accounts primarily based on the age of receivables and factors surrounding the credit risk of specific customers.

For bills receivable, the Group will only accept selected bank acceptance bills issued by large or medium sized commercial banks in the PRC, and with maturity periods normally not more than 6 months. The default risk from these bank acceptance bills is considered low as PRC capital market is highly regulated and bankruptcy or default of PRC financial institutions should be rare. Historically, the Group has experienced no losses on bills receivable.

(b)	Concentration of customers

The Group sells its products to pharmaceutical distributors in the PRC and sales to distributors account for substantially all of the Group’s revenues. The Group does not have long-term distribution agreements and competes for desired distributors with other pharmaceutical manufacturers. Consequently, maintaining relationships with existing distributors and replacing distributors may be difficult and time-consuming. Any disruption of the Group’s distribution network, including its failure to renew existing distribution agreements with desired distributors, could negatively affect its ability to effectively sell its products and could materially and adversely affect its business, financial condition and results of operations. For the years ended December 31, 2009 and 2010, one single customer contributed 27% and 26% of the Group’s total revenues, respectively. For the year ended December 31, 2011, two single customers contributed, on an individual basis, 20% and 11% of the Group’s total revenues, respectively.

The Group derives substantially all of its revenue from the sales of one product, namely Hemocoagulase Atrox for Injection, or “Baquting.” Sales of Baquting accounted for 94%, 94% and 95% of the Group’s revenues for the years ended December 31, 2009, 2010 and 2011, respectively. As the Group expects the sales of Baquting to continue to comprise a substantial portion of revenues in the future, any factors adversely affecting the sales of this product will have a material adverse effect on the Group’s business, financial condition and results of operations.

(c)	Concentration of suppliers

A significant portion of the Group’s raw materials are sourced from its five largest suppliers who collectively accounted for 40%, 54% and 43% of the total raw material purchases for the years ended December 31, 2009, 2010 and 2011, respectively. For the years ended December 31, 2009, 2010 and 2011, two single suppliers contributed, on an individual basis, 15% and 10%, 24% and 12%, 14% and 11% of the Group’s total purchase, respectively.

Failure to develop or maintain the relationships with these suppliers may cause the Group to be unable to manufacture its products. Any disruption in the supply of raw materials to the Group may adversely affect the Group’s business, financial condition and results of operations.

(d)	Price Control

Certain medical products sold in the PRC are subject to retail price controls in the form of fixed prices or price ceilings. The fixed prices or the price ceilings of such medicines are published by the national and provincial price administration authorities from time to time. Although the Group sells its products through distributors, the controls over retail prices could have a corresponding effect on the wholesale prices. The prices of medicines that are not subject to price controls are determined freely at the discretion of the respective pharmaceutical companies, subject, in certain cases, to notification to the provincial pricing authorities. Certain of the Group’s products, including its main product, Hemocoagulase Atrox for Injection, are subject to price controls and accordingly, the price of such products could not be increased at the Group’s discretion above the relevant controlled price ceiling without prior governmental approval. In addition, the price of such products may also be adjusted downward by the relevant government authorities in the future. Such price controls, especially potential downward price adjustments, may negatively affect the Group’s revenue and profitability.

In addition, in order to access certain local or provincial-level markets, the Group is required to enter into competitive bidding processes for certain products, including its main product, every year or every other year with a pre-defined price range. The competitive bidding in effect sets price ceilings for the Group’s products, thereby limiting its profitability.

(e)	Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts substantially all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

ACQUISITION OF NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
ACQUISITION OF NON-CONTROLLING INTEREST
4.	ACQUISITION OF NON-CONTROLLING INTEREST

Since its establishment in 2002, Penglai Nuokang was controlled by Mr. Xue through his 60% equity interest, with the remaining 40% non-controlling interest held by a third party owner, Ronghai Group Beihai Co., Ltd. (“Ronghai Group”). Pursuant to an equity purchase agreement (the “Agreement”) entered into on August 22, 2006 (which was also determined to be the acquisition date), Mr. Xue acquired the remaining 40% equity interest in Penglai Nuokang from Ronghai Group in exchange for RMB4,000,000 (the “Equity Purchase Consideration”). On August 23, 2006, Mr. Xue transferred his 100% equity interests in Penglai Nuokang to the Group for RMB10,000,000, which was accounted for as a legal reorganization of entities under common control in a manner similar to a pooling of interest using historical cost. The carrying values of the assets and liabilities of Penglai Nuokang transferred to the Group were comprised of (i) historical carrying values of the assets and liabilities underlying the original 60% equity interest held by Mr. Xue in Penglai Nuokang, and (ii) fair values of the assets and liabilities underlying the remaining 40% equity interest acquired from Ronghai Group on August 22, 2006 using the purchase method, pursuant to ASC Subtopic 805, “Business Combinations.” The Group consolidated the financial position and results of operations of Penglai Nuokang from the inception of Penglai Nuokang, the date when common control was established in accordance with ASC Subtopic 805.

The Agreement called for (a) a land use right and certain property, plant and equipment (collectively the “Manufacturing Assets”) held by Penglai Nuokang to be transferred to Shandong Penglai Pharmaceutical Plant (“SDPP”), a wholly-owned subsidiary of Ronghai Group, in exchange for RMB13,900,000 (the “Manufacturing Assets Payment”); and (b) a right for Penglai Nuokang to continue to use those Manufacturing Assets for an initial period of eight years in exchange for total consideration of RMB14,100,000 (the “Manufacturing Assets Use Right Payment”), with a payment in the range of RMB1,600,000 to RMB1,800,000 per annum.

According to the Agreement, the Equity Purchase Consideration and the Manufacturing Assets Payment shall be settled on a net basis, with the net balance of RMB9,900,000 (“Net Manufacturing Assets Payment”) payable at anytime within ten years from the date of the Agreement at the discretion of SDPP. The Net Manufacturing Assets Payment and Manufacturing Assets Use Right Payment will also be settled on a net basis. As a result, there will be no exchange of cash consideration until 2012 between the Group and SDPP relating to the above-mentioned transactions.

The Manufacturing Assets are currently pledged as security for certain bank loans of Penglai Nuokang (Note 14), and therefore, the Agreement restricts Ronghai Group from selling or otherwise disposing of the Manufacturing Assets without the consent of Penglai Nuokang within the contractual period. The original eight-year contractual period over which Penglai Nuokang can use the Manufacturing Assets can be extended for a fee to be negotiated between Penglai Nuokang and SDPP at the time of extension. At the end of the initial eight–year contractual period or, if extended, at the end of the extended period, the title and ownership of certain intellectual properties currently owned by Penglai Nuokang shall be automatically transferred to SDPP for no consideration in addition to the Manufacturing Assets. Both Penglai Nuokang and SDPP can early terminate the right to use the Manufacturing Assets during the eight-year period, though the terminating party will be obligated to pay the other party at the time of termination a penalty of RMB1,000,000 for each year of the remaining eight years. Since Penglai Nuokang has continuing involvement in the Manufacturing Assets, the transaction does not qualify for sales-leaseback accounting pursuant to FASB ASC 840, “Lease”, and the Group continues to carry the assets on its consolidated balance sheet and depreciate and amortize such assets to the end of the eight-year contractual period. The Manufacturing Assets will be transferred to the SDPP at the end of the eight years, and the expected residual value of the Manufacturing Assets at the date of the acquisition was determined to be equal to their fair value at the end of the eight years.

The purchase of the 40% non-controlling interest from Ronghai Group was accounted for as a step acquisition using the purchase method for a total purchase consideration of RMB8,209,000, which equals the sum of (i) the present value of the Manufacturing Assets Use Right Payment less the Net Manufacturing Assets Payment; and (ii) the present value of the fair value at the end of eight years of the Manufacturing Assets to be given up. The Group determined the fair value of aforementioned certain intellectual properties to be insignificant.

The total purchase consideration is recorded as a long-term payable on the balance sheet with accreted interest charged to the consolidated statement of operations over the initial eight-year contractual period.

However, due to recent regulatory change in 2011, it became impracticable for Penglai Nuokang to transfer the title and ownership of the aforementioned certain intellectual properties to SDPP in the future. Consequently, in December 2011, Penglai Nuokang, together with Mr. Xue, entered into supplementary agreements (the “Supplementary Agreements”) with SDRB and SDPP to clarify that all the clauses in the Agreement entered in 2006 remain effective through December 31, 2014, but will be terminated and have no binding force thereafter, except that (a) Penglai Nuokang shall pay SDPP a cash consideration of RMB12,100,000 (US$1,922,496) to be released from the obligation of transferring the aforementioned certain intellectual properties and (b) Penglai Nuokang agreed to increase the annual payments for its use of the Manufacturing Assets for the period from January 1, 2012 to December 31, 2014 from RMB1,600,000 per annum to RMB2,100,000 per annum.

Accordingly, pursuant to the Supplementary Agreements, Penglai Nuokang will no longer have the continuing involvement with the Manufacturing Assets after December 31, 2014, as Penglai Nuokang shall no longer have the right to pledge the Manufacturing Assets for its bank loans or the right to require SDPP to obtain its consent before SDPP sells or otherwise disposes of the Manufacturing Assets. As a result, the Manufacturing Assets will be considered sold and de-recognized from the balance sheet of the Group as of December 31, 2014.

The cash consideration of RMB12,100,000 (US$1,922,496) and the present value of RMB1,320,594 (US$209,821) for the increase in the annual payments for the period from January 1, 2012 to December 31, 2014 were deemed to be payments made by Penglai Nuokang to settle the potential claim from SDPP in connection with the aforementioned intellectual properties, and were included in “other losses” for the year ended December 31, 2011.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Accounts receivable	132,898	61,161	9,718
Less: Allowance for doubtful accounts	(394)	(394)	(63)

	132,504	60,767	9,655

As of December 31, 2010 and 2011, all accounts receivable were due from third party customers.

There was no movement in the allowance for doubtful accounts during the years presented.

BILLS RECEIVABLE	12 Months Ended
Dec. 31, 2011
BILLS RECEIVABLE
6.	BILLS RECEIVABLE

To reduce the Group’s credit risk, the Group has required certain customers to pay for the purchase of the Group’s products using bills receivable. Bills receivable represent short-term notes receivable endorsed by financial institutions in the PRC that entitle the Group to receive the full face amount from the financial institutions at maturity, which generally ranges from three to six months from the date of issuance. Historically, the Group has experienced no losses on bills receivable.

For the years ended December 31, 2009, 2010 and 2011, the Group entered into arrangements with unrelated commercial banks on certain of its bills receivable in return for cash at a discount of their carrying value. These transactions are recorded as a reduction to bills receivable with the difference between cash received and the carrying value of the bills receivable recorded as interest expense in the consolidated statement of operations. For the years ended December 31, 2009, 2010 and 2011, interest expense related to these transactions amounted to RMB633,341, RMB578,021 and RMB113,680 (US$18,062), respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
7.	INVENTORIES

Inventories consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Raw materials	1,440	1,779	283
Work-in-progress	9,997	5,521	877
Finished goods	3,537	6,511	1,035
Consumables and packaging materials	1,815	2,035	323

	16,789	15,846	2,518

The amounts of write-down of inventories recognized as an expense in cost of revenue for the years ended December 31, 2009, 2010 and 2011 were RMB51,491, RMB13,891 and RMB126,755 (US$20,139), respectively.

PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
PREPAYMENTS AND OTHER RECEIVABLES
8.	PREPAYMENTS AND OTHER RECEIVABLES

Prepayments consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Prepayment for raw materials and trading products (i)	9,135	14,903	2,368
Prepaid research and development costs	2,210	2,977	473
Prepaid advertising expenses	4,517	140	22

	15,862	18,020	2,863

Other receivables consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Receivables due from a third party (ii)	—	8,600	1,366
Other receivables	2,106	3,495	555
Deposits	242	2,076	330
Staff advances	1,906	1,632	259

Less: Allowance for doubtful accounts (ii)	—	(8,600)	(1,366)

	4,254	7,203	1,144

(i)	Prepayment for raw materials and trading products represents non-interest-bearing cash deposits paid to suppliers for future purchases of raw materials and trading products. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and monitored for recoverability on a regular basis by the Group. A charge to cost of revenue will be recognized in the period in which the advances are determined to be unrecoverable. To date, the Group has not experienced any loss on prepayment for raw materials and trading products.
(ii)	On January 4, 2010, the Group entered into a construction agreement with a third party (“the Contractor”) to renovate and upgrade the workshop in Liaoning Nuokang and prepaid RMB8,600,000 (US$1,366,402). The project was never started due to the change of plan. On February 11, 2011, the two parties agreed to terminate the project and the Contractor was required to refund the prepayment before April 20, 2011. As of December 31, 2011, such amount was still outstanding and the Group estimated that the collectability was remote and made full provision of allowance, which was charged into general and administrative expenses for the year ended December 31, 2011.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Buildings	141,959	145,032	23,043
Plant and machinery	38,436	36,842	5,854
Motor vehicles	7,935	7,873	1,250
Furniture, fixtures and office equipment	5,084	4,310	685

	193,414	194,057	30,832
Less: Accumulated depreciation	(37,884)	(49,282)	(7,830)

	155,530	144,775	23,002
Construction in progress (i)	256	69,396	11,026

	155,786	214,171	34,028

(i)	The increase in Construction in progress mainly represented the costs incurred for the new plant construction project in Shandong Province, PRC by Penglai Nuokang to increase the manufacturing capacity. The construction project started in April 2011 and is expected to be completed by the end of 2012.

Depreciation expenses were RMB10,661,737, RMB12,158,581 and RMB12,622,728 (US$2,005,550) for the years ended December 31, 2009, 2010 and 2011, respectively, and were included in the following captions:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenue	5,634	7,134	7,483	1,189
Research and development costs	952	1,008	1,004	160
Selling, marketing and distribution expenses	211	163	135	21
General and administrative expenses	3,865	3,854	4,001	636

	10,662	12,159	12,623	2,006

As of December 31, 2010 and 2011, certain buildings with carrying value of RMB107,171,219 and RMB5,956,185(US$946,342), respectively, were pledged as securities for the Group’s short-term bank loans (Note 14).

As of December 31, 2010 and 2011, certain buildings with carrying value of RMB5,385,196 and RMB5,147,930(US$817,924), respectively, formed part of the purchase consideration payable pursuant to an equity purchase agreement and were expected to be transferred to SDPP, a wholly-owned subsidiary of the former non-controlling owner of Penglai Nuokang, in year 2014 (Note 4).

LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHTS, NET
10.	LAND USE RIGHTS, NET

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Cost
Beginning of year	28,237	38,392	6,100
Additions	10,155	—	—

End of year	38,392	38,392	6,100

Accumulated amortization
Beginning of year	(2,025)	(2,592)	(412)
Charge for the year	(567)	(679)	(108)

End of year	(2,592)	(3,271)	(520)

Net book value, end of year	35,800	35,121	5,580

As of December 31, 2010 and 2011, land use right with carrying value of RMB20,720,033 and RMB5,856,399(US$930,488), respectively, was pledged as securities for the Group’s short-term bank loans (Note 14).

As of December 31, 2010 and 2011, certain land use right with carrying value of RMB5,867,564 and RMB5,856,399(US$930,488), respectively, formed part of the purchase consideration payable pursuant to an equity purchase agreement and was expected to be transferred to SDPP, a wholly-owned subsidiary of the former non-controlling owner of Penglai Nuokang, in year 2014 (Note 4).

For each of the next five years starting from January 1, 2012, annual amortization expenses of the land use rights is expected to be RMB679,420 (US$107,949).

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Technical know-how	10,745	10,745	1,707
Exclusive distribution rights	16,000	16,000	2,542
Less: Accumulated amortization	(3,158)	(5,533)	(879)

	23,587	21,212	3,370

As of December 31, 2011, the outstanding balances of technical know-how and the exclusive distribution rights were RMB6,812,150 (US$1,082,342) and RMB14,400,000 (US$2,287,929), respectively. As of December 31, 2010 and 2011, technical know-how with a carrying amount of RMB2,180,000 (US$346,367) is not subject to amortization as such technical know-how has not yet been re-registered with SFDA and has not been put into use (Note 2(i)). The re-registration with SFDA is expected to be completed by December 31, 2012.

For each of the next five years starting from January 1, 2012, annual amortization expenses of the intangible assets is expected to be RMB2,375,547 (US$377,436).

SHORT TERM INVESTMENTS AND OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT TERM INVESTMENTS AND OTHER INVESTMENTS
12.	SHORT TERM INVESTMENTS AND OTHER INVESTMENTS

Short-term investments

During the year ended December 31, 2010, the Group made fixed-rate investments of USD3,000,000 and RMB10,000,000, respectively (i.e. time deposits in commercial banks and financial institutions with original maturity of over three months but less than one year). As of December 31, 2010, the amortized cost and the fair value of such time deposits were RMB29,868,100 and RMB29,941,573 with an unrealized gain of RMB73,473. Such short-term investments have been collected upon the maturity with gain recognized in the amount of RMB229,251 (US$36,424) in 2011.

Other investments

Other investments at each year end comprised of:

			As of December 31,
			2010	2011
			(RMB’000)	(RMB’000)	(US$’000)

Non-current:
Investment in unlisted equity, at cost	(i	)	3,414	3,414	542

			3,414	3,414	542

(i)	The Group subscribed 125,000 shares of VPL, representing 10% of authorized capital of VPL, on September 23, 2009 for cash consideration of US$500,000. The Group does not have the ability to exercise significant influence over VPL and the investment was accounted for under cost method. To date, the Group has not recognized any impairment losses on its investments.

PREPAYMENTS (NON-CURRENT)	12 Months Ended
Dec. 31, 2011
PREPAYMENTS (NON-CURRENT)
13.	PREPAYMENTS (NON-CURRENT)

		As of December 31,
		2010	2011
		(RMB’000)	(RMB’000)	(US$’000)

Prepayment for the exclusive distribution right	(i)	10,000	10,000	1,589
Prepayments for equipment and construction cost	(ii)	27,713	2,884	458
Prepayment for the intangible assets	(iii)	—	3,000	477

		37,713	15,884	2,524

(i)	The Group entered into an exclusive distribution agreement with a third party vendor to market and distribute a new drug product. In accordance with the agreement dated August 10, 2010, a deposit of RMB10,000,000 (US$1,588,840) was paid by the Group for the exclusive distribution right. The contract shall remain in force for five years from the first product shipment received. Agreement may be extended thereafter for successive periods of two years. If the contract has not taken effect within five years from the contract signing date, the Group is entitled to receive a refund of RMB5 million. As of December 31, 2011, the contract had not yet become effective since the vendor has not yet delivered first shipment. To date, there has been no indicator of impairment.
(ii)	This represents the prepayments for purchase of equipment and construction materials.
(iii)	In December 2011, the Group and a third party (“counterparty”) entered into a technology transfer agreement, pursuant to which the counterparty agreed to transfer the medicine license of one new drug product to the Group for the total consideration of RMB16,000,000 (US$2,542,144). In accordance with the agreement dated December 1, 2011, a deposit of RMB3,000,000 (US$476,652) was prepaid by the Group for the technology transfer. The transfer is expected to take place over one year from December 31, 2011.

SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOANS
14.	SHORT-TERM BANK LOANS

The short-term bank loans denominated in RMB carry a balance of RMB47,000,000 and RMB7,000,000 (US$1,112,188) as of December 31, 2010 and 2011, respectively. All short-term loans were from third party commercial banks, which bore interest at fixed interest rates between 5.310% and 7.216%. The weighted average interest rates of the Group’s short-term bank loans outstanding as of December 31, 2010 and 2011 were 6.424% and 7.216% per annum, respectively. These short-term bank loans had terms of one year and expired at various times throughout the year. These short-term bank loans contain no specific renewal terms and the extension is dependent on the negotiation between the Group and the banks.

None of the short-term bank loan agreements had financial covenants.

Bank loans were secured/guaranteed by the following:

2010	2011		Secured/Guaranteed by
(RMB’000)	(RMB’000)	(US$’000)

40,000	—	—	Secured by certain of the Group’s property, plant and equipment (Note 9), a land use right (Note 10) and guaranteed by Mr. Xue (Note 22)

7,000	7,000	1,112	Secured by certain of the Group’s Manufacturing Assets (Note 4), which comprised of certain property, plant and equipment (Note 9) and a land use right (Note 10)

47,000	7,000	1,112

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
15.	ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Accrued salaries, bonus and welfare expenses (i)	6,574	19,237	3,056
Advance from customers (ii)	4,003	6,191	984
Accrued advertising and consulting expenses	3,376	2,598	413
Value-added tax payable	3,843	2,397	381
Other tax payables	1,445	1,490	237
Payable for purchase of property, plant and equipment	496	726	115
Accrued professional service fees	331	—	—
Others	2,213	2,224	353

	22,281	34,863	5,539

(i)	As of December 31, 2011, the Group accrued for one-off bonuses of RMB11,638,582 (US$1,849,184) to compensate and retain certain key employees and directors for services provided in exploring strategic alternatives during the fourth quarter of 2011, which was included in selling, marketing and distribution expenses or general and administrative expenses for the year ended December 31, 2011.
(ii)	Advance from customers represents the prepayment from customers for finished goods and is non-interest bearing.

DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2011
DEFERRED GOVERNMENT GRANTS
16.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2010 and 2011, the Group received RMB3,570,000 and RMB2,950,000(US$468,708), respectively, in government grants from the relevant PRC government authorities, out of which amounts of RMB720,000 and RMB2,240,000 (US$355,900), respectively, are required to be used towards the construction of the Group’s new manufacturing facilities located in Shenyang City of the PRC. These grants are not otherwise subject to adjustment or refund. The amortization of such government grants related to the Group’s new manufacturing facilities under construction has commenced as the related assets have been ready for use and commenced depreciation.

None of the grants received in years ended December 31, 2010 and 2011 are required to be used to reimburse the interest expense incurred by Liaoning Nuokang on bank loans borrowed to finance one of its research and development projects.

Of the grants received in the year ended December 31, 2011, RMB510,000 (US$81,031), is reserved to pay for the acquisition cost of VHK by Nuokang Distribution. The Group is required to provide the financial statements of VHK for the most recent three fiscal years from the acquisition date to the relevant government authority of the PRC. The Group is also required to provide the operating results of acquisition projects on a semi-annual basis after VHK generates revenue for formal approval by the relevant government authority. As such, these grants will be recognized when the formal approvals are to be obtained.

The remaining portion of the government grants received in the years ended December 31, 2010 and 2011 is required to be used in research and development projects as authorized by the relevant PRC government authorities. The Group is required to provide the results of the underlying research and development projects upon completion, regardless of the result, for formal approval by the relevant government authority. As such, these grants are recognized when the formal approvals are obtained.

Movements in deferred government grants are as follows:

	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Balance at beginning of year	19,258	21,621	3,435
Additions	3,570	2,950	469
Amortization as a reduction of interest expense	—	(23)	(4)
Amortization as a reduction of depreciation of manufacturing facilities	(1,207)	(1,363)	(216)

Balance at end of year	21,621	23,185	3,684

SERIES A CONVERTIBLE REDEEMABLE PREFERENCE SHARES	12 Months Ended
Dec. 31, 2011
SERIES A CONVERTIBLE REDEEMABLE PREFERENCE SHARES
17.	SERIES A CONVERTIBLE REDEEMABLE PREFERENCE SHARES

The Company and a group of third party investors (the “Investors”) entered into a purchase agreement (the “Purchase Agreement”) on December 20, 2007 (the “Purchase Date”) whereby the Company issued in aggregate 25,796,662 Series A Redeemable Convertible Preference Shares at an issue price of US$0.6590 per share for gross proceeds of US$17,000,000 (RMB124,234,000).

The Preference Shares were classified as mezzanine equity prior to conversion because their redemption was contingent on certain events which were not within the control of the Company. The initial carrying value of the preference shares was accreted using the effective interest method to the redemption amount over the earliest redemption date.

Upon the completion of the IPO on December 9, 2009, all of the Preference Share had been converted into 25,796,662 ordinary shares. Accordingly, the carrying value of the Preference Shares of the date of conversion was reclassified to equity, which resulted in an increase of ordinary shares by RMB88,066 (US$13,992) and additional paid-in capital by RMB140,906,981 (US$22,387,865).

Net accretion charges of RMB13,886,046 (US$2,206,271) were recorded as a reduction of net income available to ordinary shareholders for the year ended December 31, 2009.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
18.	SHAREHOLDERS’ EQUITY

(a)	Issuance of new ordinary Shares from IPO

On December 9, 2009, the Company completed its initial public offering of 36,215,832 new ordinary shares, which resulted in an increase of common stocks by RMB123,635 (US$19,644) and additional paid-in capital by RMB239,505,784 (US$38,053,637). All of the Preference Shares had been converted into ordinary shares, which resulted in an increase of common stocks by RMB88,066 (US$13,992) and additional paid in capital by RMB140,906,981(US$22,387,865) (Note 17). All the non-employee stock options had been exercised into ordinary shares, which resulted in an increase of common stocks by RMB3,277(US$521) and additional paid-in capital by RMB3,020,356 (US$479,886) (Note 21).

(b)	Statutory Reserves

PRC laws and regulations require wholly-owned foreign enterprises (“WOFE”), which includes all of the Company’s PRC subsidiaries, to provide for certain statutory reserve funds, namely, (i) general reserve fund and (ii) staff and workers’ bonus and welfare fund, which are appropriated from their annual net profit after tax (as reported in the entity’s PRC statutory accounts) but before dividend distribution. A WOFE is required to allocate at least 10% of its annual net profit after tax to the general reserve fund until the balance of such fund has reached 50% of its registered capital. Appropriation to the staff and workers’ bonus and welfare fund is at the discretion of the board of directors of the respective WOFE. The general reserve fund can only be used, upon approval by the relevant PRC authority, to offset accumulated losses or increase paid-in capital. The staff and workers’ bonus and welfare fund can only be used for special bonuses or collective welfare of employees, and any assets acquired through this fund shall not be treated as assets of the Group. The aforementioned reserves are not distributable as dividends.

Additionally, in accordance with the relevant PRC laws and regulations, the Group’s VIE (being as a domestic enterprise) is required to provide statutory general reserve at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide for discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

As a result, for the years ended December 31, 2009, 2010 and 2011, RMB10,207,946, RMB5,496,875 and RMB6,974,367 (US$1,108,115), respectively, have been appropriated to the statutory reserves (included retained earnings) by the Group’s PRC subsidiaries. As of December 31, 2010 and 2011, an analysis of the Group’s retained earnings is as follows:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Retained earnings
Restricted – statutory reserves	36,559	43,533	6,917
Unrestricted	137,574	99,647	15,832

	174,133	143,180	22,749

(c)	Repurchase of ordinary shares

On March 15, 2011, the Company announced that its Board of Directors has authorized a share repurchase program in relation to repurchase of the Company’s ordinary shares from the open market up to an aggregate amount of US$5 million. As of December 31, 2011, the Company has repurchased a total 4,856,472 ordinary shares (607,059 ADSs) with consideration of RMB16,962,270 (US$2,695,033). The difference between the par value and the repurchase price is debited to retained earnings, which resulted in a decrease of par value of ordinary shares by RMB15,700 (US$2,494) and retained earnings by RMB16,946,570 (US$2,692,539).

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
19.	INCOME TAXES

The Cayman Islands and Hong Kong

The Company is a tax exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries located in the PRC.

Surplus International, the Group’s wholly-owned subsidiary incorporated in Hong Kong, was subject to Hong Kong corporate income tax rate of 16.5% on the estimated assessable profits arising in Hong Kong. Since Surplus International is an investment holding company, no provision for income tax has been made as it had no assessable profits during the years ended December 31, 2009, 2010 and 2011.

VHK, the Group’s wholly-owned subsidiary incorporated in Hong Kong, is subject to Hong Kong corporate income tax of 16.5% on the estimated assessable profits arising in Hong Kong. No provision for income tax has been made as it had no assessable profits during the years ended December 31, 2009, 2010 and 2011.

PRC

Under the Corporate Income Tax Law and the rules related to implementation of the Corporate Income Tax Law (the “New CIT Law”), the general applicable new Corporate Income Tax rate is 25% from 2008 onwards. Enterprises that are “high and new technology enterprises strongly supported by the State” are entitled to a reduced income tax rate of 15%, subject to approval by, and receipt of a qualification certificate from relevant authorities. The “High and New Technology Enterprises” certificate is subject to annual qualification and tri-annual renewal.

Liaoning Nuokang and Penglai Nuokang have been recognized by relevant authorities as “High and New Technology Enterprises” for each of the tax years from 2008 to 2010 and were subject to a reduced income tax rate of 15%. In 2011, Liaoning Nuokang and Penglai Nuokang renewed their qualification of the “High and New Technology Enterprises” and will continue to be subject at income tax rate of 15% from 2011 to 2013. Shenyang Shouzheng has been recognized as “High and New Technology Enterprises” for each of the tax years from 2010 to 2012.

Furthermore, being recognized as “Foreign Investment Manufacturing Enterprises” in December 2005 and October 2006, Liaoning Nuokang and Shenyang Shouzheng were entitled to full exemption of CIT for the first two years and a 50% reduction in CIT for the following three years (“Tax Holiday”), commencing from January 2006 and January 2007, respectively. Liaoning Nuokang’s CIT rates are 12.5% in 2009 and 2010 and 15% in 2011. Shenyang Shouzheng’s CIT rate is 12.5% from 2009 to 2011. Penglai Nuokang, recognized as a “Foreign Investment Manufacturing Enterprise” in September 2006, was entitled to full exemption from CIT for the first two years and a 50% reduction in CIT for the following three years, commencing from September 2006. Despite the tax holiday started from September 2006, the calendar year 2006 was counted as the first year of such tax holiday. Penglai Nuokang’s CIT rates are 12.5% in 2009 and 2010 and 15% in 2011.

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cayman Islands	(2,850)	(6,815)	(18,702)	(2,971)
Hong Kong	(732)	(1,417)	(3,097)	(492)
The PRC	85,535	64,836	20,327	3,229

	81,953	56,604	(1,472)	(234)

The income tax expense comprises the following:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current	(18,231)	(10,319)	(15,351)	(2,439)
Deferred	1,373	(287)	2,689	427

	(16,858)	(10,606)	(12,662)	(2,012)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2009, 2010 and 2011 applicable to the PRC operations to income tax expense is as follows:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Income (loss) before income tax expense	81,953	56,604	(1,472)	(234)

Income tax computed at PRC statutory tax rate of 25%	20,488	14,151	(368)	(58)
Non-deductible staff costs	146	—	213	34
Non-deductible entertainment expenses	846	1,160	647	103
Non-deductible share based compensation expense	3,431	2,251	1,986	316
Other non-deductible expenses	4,385	1,289	3,575	568
Effect of differing tax rates in different jurisdiction	713	1,704	4,675	743
Taxable donation income (i)	—	—	2,934	466
Income not subject to tax	(690)	—	—	—
Change of valuation allowance	—	—	7,452	1,183
Tax holiday	(12,169)	(9,556)	(7,559)	(1,201)
Changes in tax rates	(292)	(393)	(893)	(142)

	16,858	10,606	12,662	2,012

(i)	Amount represents the tax liability of the Group due to the taxable donation income of RMB11,736,205 (US$1,864,695) received by Penglai Nuokang from Mr. Xue upon termination of the VIE Agreements in June 2011 (Note 1).

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Basic	RMB 0.123	RMB 0.060	RMB 0.049	USD 0.008

Diluted	RMB 0.122	RMB 0.060	RMB 0.049	USD 0.008

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:

Current:
Bad debt provision	98	70	11
Write-down of inventories	16	29	5
Advertising and promotion expenses	—	6,481	1,030
Accrual of payroll	1,404	1,534	244

Valuation allowance	—	(7,074)	(1,125)

	1,518	1,040	165

Non-current:
Property, plant and equipment	454	478	76
Settlement cost (i)	—	2,997	476
Deferred government grants	3,804	4,309	685

Valuation allowance	—	(378)	(60)

	4,258	7,406	1,177

Total deferred tax assets, net	5,776	8,446	1,342

(i)	Amount represents deferred tax assets resulting from the temporary difference for the settlement cost paid to SDPP in December 2011 totaling RMB13,420,594 (US$2,132,318) consisting of a one-off cash consideration and the present value of the increase in the annual payment to SDPP for use of certain assets (Note 4).

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax liabilities:

Non-current:
Property, plant and equipment – capitalized interest	258	321	51
Intangible assets	1,796	1,715	272

Total deferred tax liabilities	2,054	2,036	323

In assessing the realizability of deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. As of December 31, 2010, the Group recorded no valuation allowance as management believes is more-likely-than-not that the Group’s deferred tax assets are realizable based on the weight of all available evidence. As of December 31, 2011, the Group recorded full valuation allowance against the deferred tax assets of Nuokang Distribution that suffered significant losses in 2011.

The New CIT Law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008.

As of December 31, 2011, the Group intended to reinvest permanently the retained earnings of its PRC subsidiaries. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

As of December 31, 2010 and 2011, the Group reported pre-paid income tax of RMB5,116,997 and RMB8,179,406 (US$1,299,577), respectively, related to tax due on the unrealized profit arising from inter-company sales between Group companies.

The Group evaluated its income tax uncertainty under ASC 740-10, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of uncertain tax positions taken in the tax return. As of December 31, 2010 and 2011, the Group’s liability for recorded unrecognized tax benefits was of RMB808,765 and RMB2,655,726 (US$421,952), respectively. As of December 31, 2011, RMB808,765 of unrecognized tax benefits was related to an intercompany consulting income and RMB1,846,961 (US$293,452) was related to advertising and promotion expenses. It is possible that the amount of unrecognized tax benefits will change in the next 12 months. However, an estimate of the range of the possible change cannot be made at this time. The Group has elected to classify interest and penalties related to an uncertain position, if and when required, as part of interest expenses and other expenses, respectively, in the consolidated statements of operations. No such amounts have been accrued through December 31, 2011 by the Group. The total unrecognized tax benefits as of December 31, 2011, if recognized, would affect the Group’s effective income tax rate. For the PRC subsidiaries, the tax years ended December 31, 2007 to 2011 remain open to examination by the tax authorities. For the HK subsidiaries, the tax years ended December 31, 2006 to 2011 remain open to examination.

A roll-forward of accrued unrecognized tax benefits is as follows:

	2010	2011
	RMB’000	RMB’000	USD’000

Beginning of the year	809	809	129
Additions based on tax positions related to the current year	—	1,847	293
Reversals based on tax position related to prior year	—	—

End of the year	809	2,656	422

The New CIT Law stipulates that a PRC resident enterprise, which includes an enterprise established outside of PRC with its effective management and control located in PRC, will be subject to PRC income tax on its worldwide income. If the PRC tax authorities subsequently determine that the Company or Surplus International, which was registered outside PRC should be deemed a resident enterprise, the Company or Surplus International will be subject to PRC income tax at a rate of 25%. The Company will continue to monitor its tax status.

In addition, the New CIT Law provides that dividend income between qualified “resident enterprises” is exempted from the 10%, or a lower rate as provide by tax treaty or agreement if available, withholding tax on dividends paid to non-PRC enterprise shareholders. If the Company or Surplus International is considered a “non-resident enterprise,” dividends paid to Surplus International by our subsidiaries in the PRC (through the Group’s holding company structure) may be subject to the withholding tax.

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME (LOSS) PER SHARE
20.	NET INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each of the period presented are calculated as follows:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net income (loss) attributable to shareholders	65,095	46,062	(14,006)	(2,226)
Accretion of Preference Shares	(13,886)	—	—	—

Net income (loss) attributable to ordinary shareholders	51,209	46,062	(14,006)	(2,226)

Denominator:
Number of shares outstanding, opening	95,447,648	158,420,142	158,490,942	158,490,942
New ordinary shares issued from IPO	1,984,429	—	—	—
Conversion of Preference Share	1,413,516	—	—	—
Repurchase of ordinary shares	—	—	(2,786,014)	(2,786,014)
Exercise of stock options	39,452	46,286	53,589	53,589
Vesting of restricted stock units	—	—	114,433	114,433

Weighted average number of shares outstanding – basic	98,885,045	158,466,428	155,872,950	155,872,950
Share options and restricted stock units	840,208	331,200	—	—

Weighted average number of shares outstanding – diluted	99,725,253	158,797,628	155,872,950	155,872,950

Basic net income (loss) per share	RMB 0.52	RMB 0.30	RMB (0.09)	USD (0.01)

Diluted net income (loss) per share	RMB 0.51	RMB 0.30	RMB (0.09)	USD (0.01)

In December 2010, the Company issued to its share depository bank 3,000,000 ordinary shares which have been used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of income (loss) per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

The effects of vested restricted stock units are included in the computation of basic income (loss) per share. The effects of unvested restricted stock units are included in the computation of diluted income per share if they are dilutive. The effects of unvested restricted stock units have been excluded from the computations of diluted loss per share for the year ended December 31, 2011, as they were anti-dilutive.

The effects of share options granted on December 19, 2007 have been excluded from the computation of dilutive income (loss) per share for the years ended December 31, 2010 and 2011, as they were anti-dilutive.

The effects of share options granted on October 11, 2008 have been excluded from the computation of dilutive income (loss) per share for all the periods presented, as they were anti-dilutive.

SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2011
SHARE OPTION PLAN
21.	SHARE OPTION PLAN

On December 19, 2007, the Group adopted a share option scheme (the “2007 Option Plan”) which allows the Group’s board of directors, at its discretion, to offer options to officers (including directors), employees and consultants of the Group to purchase up to 7,738,998 ordinary shares of the Company. As of December 31, 2007, 5,500,000 and 960,000 options were granted to the employees and non-employees (consultants and former employees), respectively, at an exercise price of US$0.4613 per share. On October 11, 2008, another 1,200,000 options were granted to the employees and directors at an exercise price of US$0.7250 per share. All options granted to employees vest over the related requisite service period of four years using a graded vesting schedule of 25% of the options vesting on each of the first, second, third and fourth anniversaries of the grant date. For consultants, a performance condition exists as the services are directly related to, and the options are vested upon, a qualified IPO. The former employee options vest upon the date when a qualified IPO is completed. All options granted to employees expire four years after their respective vest dates and options granted to non-employees expire after 7 days from the date of a qualified IPO.

On October 6, 2008, the Group adopted a share option scheme (the “2008 Option Plan”) which allows the Group’s board of directors, at its discretion, to offer options to officers (including directors), employees and consultants of the Group to purchase up to 1,800,000 ordinary shares of the Company.

Ordinary shares issuable upon the exercise of share options are issued from the option plans authorized by the board of directors. The maximum contractual life of the options was eight years.

The binomial option pricing model was applied in determining the fair value of the options granted to employees and Black-Scholes pricing model in determining the fair value of the options granted to non-employees. These models require the input of highly subjective assumptions, including the expected stock price volatility and the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Group has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant. The fair value of the ordinary shares, at the option grant dates, was determined by management, with the assistance of Sallmanns. The Group’s management is ultimately responsible for the determination of the fair value of the ordinary shares.

As the exercise price of the options granted on December 19, 2007 and October 11, 2008 was higher than the market price of the ordinary shares during recent years, there has been no incentive provided to the grantee. On December 19, 2011, the Group cancelled all of the then outstanding 5,619,200 options, both vested and non-vested, pursuant to a resolution by the Board of Directors, and recognized expenses of RMB681,408 (US$108,265) related to options cancelled with no consideration for the year ended December 31, 2011.

(a)	Options Granted to Employees and Non-Employees

The following table summarized the Group’s share option activities:

	Number of options	Weighted average grant date fair value per share	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		(US$)	(US$)	(Years)	(US$’000)

Outstanding, December 31, 2010	6,061,696	0.3483	0.5057	3.61	3,724

Granted	—	—	—
Exercised	60,000	0.3429	0.4613
Forfeited	382,496	0.3460	0.4889
Cancelled	5,619,200	0.3481	0.5073	—	—

Outstanding, December 31, 2011	—	—	—	—	—

Vested and expected to vest at December 31, 2011	—	—	—	—	—

Exercisable at December 31, 2011	—	—	—	—	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price currently below the fair value of the Company’s shares. Total intrinsic value of options exercised for the three years ended December 31, 2009, 2010 and 2011 was RMB1,068,911, RMB3,723,865 and nil, respectively.

Prior to the IPO, the Group has accounted for its options granted to employees as liability awards as the options are indexed to the U.S. dollar to RMB exchange rate in addition to the fair value of the underlying shares, as the exercise price was dominated in US$ while the functional currency of the Company is RMB. The share-based compensation liability is initially recognized at fair value on the date of grant and is subsequently remeasured at the end of each reporting period and IPO date with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested options over the vesting period. The Group has recognized compensation expenses using the straight-line method for liability classified share options granted with service conditions that have a graded vesting schedule. Upon the IPO, the Group started to account for its options granted to employees as equity awards, given that the Company’s shares are publicly traded in U.S. and therefore, the options are no longer considered dual-indexed. The fair value of the options granted to employees was remeasured on the IPO date, with the fair value of the options reclassified to equity and the fair value of the unvested options to be recognized over the remaining requisite service period as compensation expenses using the straight-line method.

The Group calculated the estimated fair value of the options on the IPO date using the binomial option pricing model with the following assumptions:

December 9, 2009
Suboptimal exercise factor	1.5
Risk-free interest rates	1.28% - 2.67%
Expected volatility	63.10% - 78.15%
Expected dividend yield	0%

The Group recorded compensation expenses related to options granted to non-employees as equal to the fair value of the share options at the measurement date. The measurement date was set upon a qualified IPO, which occurred on December 9, 2009. All non-employee options were exercised shortly after the IPO, resulting in RMB4,326,525 of compensation expenses recorded in general and administrative expenses, with a corresponding credit to additional paid-in capital during the year ended December 31, 2009.

The Company calculated the estimated fair value of the options on the measurement date using the Black-Scholes pricing model with the following assumptions:

December 9, 2009

Expected term	1.5 years
Risk-free interest rate	0.03%
Expected volatility	78.15%
Expected dividend yield	0%

Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. The estimation of the forfeiture rate was based primarily upon historical experience of employee turnover. To the extent the Group revises this estimate in the future, the share-based payments could be materially impacted in the year of revision, as well as in following years. During the years ended December 31, 2009 and 2010, the Group increased the forfeiture rate for primarily due to changes in historical employee turnover rates.

Total compensation expenses relating to employee share options recognized for the years ended December 31, 2009, 2010 and 2011, respectively, and were included in the following captions:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenue	222	149	124	20
Research and development costs	317	212	177	28
Selling, marketing and distribution expenses	2,556	1,663	1,050	167
General and administrative expenses	10,618	4,292	4,328	688

	13,713	6,316	5,679	903

(b)	RSU

Pursuant to a resolution of the Board of Directors on July 1, 2010 and June 1, 2011, 681,000 and 591,000 Restricted Stock Units (the “RSUs”) under the 2008 Option Plan were granted to the Group’s management staff and directors, respectively. One third of the RSUs will vest at each anniversary of the following three years from the grant date, and all unvested RSUs will continue to vest even though employment or service is terminated due to retirement, voluntary resignation, layoff due to the Group’s strategic restructuring, etc. As the service condition is not considered substantive, the Group fully recognized the compensation cost relating to the RSUs with a corresponding credit to additional paid-in capital based on their fair values of US$0.6013 and US$0.5925 per unit on the grant dates of July 1, 2010 and June 1, 2011, respectively.

The following table summarized the Group’s RSU activities under the 2008 Option Plan:

	Number of RSUs	Weighted- average grant date fair value per unit
		(US$)

Unvested, December 31, 2010	681,000	0.601

Granted	591,000	0.593
Vested	227,000	0.601
Forfeited	—	—

Unvested, December 31, 2011	1,045,000	0.596

Total compensation expenses relating to the RSUs were included in the following captions:

	For the Years Ended December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Research and development costs	123	125	20
Selling, marketing and distribution expenses	135	138	22
General and administrative expenses	2,432	2,002	318

	2,690	2,265	360

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Name of related party	Relationship with the Group

Mr. Xue	Ultimate shareholder of the Company

The movements of the related party balances are as follows:

Mr. Xue
(RMB’000)

Balance as of January 1, 2009	(2,026)

Foreign currency translation gain for the US$ loan from a related party	40
Repayment of loan by the Group	5,809
Expenses paid by a related party on behalf of the Group	(4,575)
Expenses paid by the Group on behalf of a related party	752

Balance as of December 31, 2009	—

Loan to shareholder	15,147
Repayment of loan by a related party	(15,147)
Expenses paid by a related party on behalf of the Group	(159)
Expenses paid by the Group on behalf of a related party	159

Balance as of December 31, 2010	—

Expenses paid by a related party on behalf of the Group	(512)
Expenses paid by the Group on behalf of a related party	512

Balance as of December 31, 2011	—

Balance as of December 31, 2011 (US$’000)	—

As of December 31, 2010 and 2011, bank loans of the Group totaling RMB40,000,000 and nil, respectively, were secured by certain of the Group’s property, plant and equipment, land use rights and guaranteed by Mr. Xue (Note 14).

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN
23.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Pursuant to the relevant PRC regulations, the Group is required to make contributions for each employee at a rate of 13% to 20% on a standard salary as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC. The total amounts of contributions of RMB2,506,043, RMB2,875,198 and RMB3,100,754 (US$492,660) for the years ended December 31, 2009, 2010 and 2011, respectively, were charged to expenses in the consolidated statements of operations. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

(a)	Purchase Commitments

As of December 31, 2011, the Group had outstanding purchase commitments in relation to construction-in-progress and office equipment of RMB464,375 (US$73,782), all of which would be paid within one year.

On August 1, 2008 and October 1, 2011, Liaoning Nuokang entered into supply contracts of snake venom, the primary raw material of the Group’s final product, with foreign suppliers. The unit prices are specified in the contract for snake venom purchase during the period from January 1, 2009 to August 1, 2011 and from October 1, 2011 to October 1, 2013, respectively, but subject to mutual written confirmation between the supplier and the Group on an annual basis for adjustments taking into consideration currency rate fluctuations, changes in production costs, changes in environmental law, changes in government taxes and availability of the product. Minimum annual purchase volumes are also specified in the contract. This amount is subject to change depending on annual adjustments to the unit price. Penalty of failure to meet the minimum quantity by either party will be 50% of the total amount of the shortfall, determined using the average unit price of the 12 latest invoices. The Group has made the purchase beyond minimum quantity required for the year ended December 31, 2011. The term of these supply contracts are three years and two years, respectively, and subject to renewal upon future negotiation. On August 3, 2011, Liaoning Nuokang entered into an addendum upon the contract dated August 1, 2008 with the foreign supplier to extend the term to August 1, 2014. As of December 31, 2011, the aggregate amounts of required minimum payment were as follows:

	As of December 31, 2011
	(RMB’000)	(US$’000)

2012	1,393	221
2013	2,086	332
2014	749	119

	4,228	672

As of December 31, 2011, the Group had an outstanding purchase commitment in relation to a technology transfer of medicine license (Note 13(iii)) with amount of RMB13,000,000 (US$2,065,492), all of which would be paid within one year.

(b)	Operating Leases

As of December 31, 2011, the Group had minimum lease payments under non-cancellable operating leases in relation to office premises of RMB458,016 (US$72,771), all of which would be paid in one year.

Total rental expenses for the operating lease were RMB1,625,361, RMB1,830,576 and RMB1,464,376 (US$232,666) for the years ended December 31, 2009, 2010 and 2011, respectively. The terms of the leases do not contain rent escalation or contingent rents.

(c)	Manufacturing Assets Use Right Payment

In December 2011, the Group entered into agreement to lease from SDPP the Manufacturing Assets from January 1, 2015 to December 31, 2021, with RMB 2,100,000 per annum for the period starting from January 1, 2015 to December 31, 2016, and RMB 2,300,000 per annum for the period starting from January 1, 2017 to December 31, 2021.

As of December 31, 2011, the Group had contractual future payments for its right to use the Manufacturing Assets as follows:

	As of December 31, 2011
	(RMB’000)	(US$’000)

2012	2,100	334
2013	2,100	334
2014	2,100	334
2015	2,100	334
2016	2,100	334
2017 thereafter	11,500	1,827

	22,000	3,497

(d)	Income Tax

As of December 31, 2010 and 2011, the Group recorded a liability of RMB808,765 and RMB2,655,726 (US$421,952), respectively, for unrecognized tax benefits, all of which related to an intercompany consulting income and advertising and promotion expenses (Note 19).

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
25.	FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(a)	Assets and liabilities measured or disclosed at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures long-term payables and discloses held-to-maturity short term investments, i.e. time deposits, at fair value, which are determined based on the discounted cash flow model using the discount curve of market interest rates.

Assets/liabilities measured or disclosed at fair value on a recurring basis are summarized below:

	Fair value Measurement at December 31, 2010
	Quoted price in active Markets for identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value at December 31, 2010
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Held-to-maturity short-term investments
Time deposits	—	29,942	—	29,942	4,757
Long-term payables	—	11,299	—	11,299	1,795

	—	41,241	—	41,241	6,552

	Fair value Measurement at December 31, 2011
	Quoted price in active Markets for identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value at December 31, 2011
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Long-term payables	—	12,934	—	12,934	2,056

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain financial assets, including cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as fixed assets and intangible assets, would be measured at fair value only if they were determined to be other-than-temporarily impaired. There was no impairment loss recognized for any of the periods presented.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

Since December 31, 2011, the Company has repurchased a total 535,288 ordinary shares (66,911 ADSs) with an aggregate consideration of RMB1,196,317 (US$190,076), which resulted in an decrease of par value of ordinary shares by RMB1,685 (US$268) and retained earnings by RMB1,194,632(US$189,808).

CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
27.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans, or advances. The amount restricted include share capital and statutory reserve of PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling RMB397,595,429 (US$63,171,552) as of December 31, 2011.

Balance sheets

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

ASSETS
Current assets:
Cash and cash equivalents	37,314	5,724	908
Other receivables	—	5,427	861
Due from a subsidiary	—	1,699	270

Total current assets	37,314	12,850	2,039

Non-current assets:
Investment in subsidiaries	598,728	609,934	96,910

TOTAL ASSETS	636,042	622,784	98,949

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	331	9,916	1,574

Total current liabilities	331	9,916	1,574

Shareholders’ equity:
Ordinary shares (par value US$0.0005 per share, 474,200,000 shares authorized and 162,171,942 share issued and outstanding as of December 31, 2010; 474,200,000 shares authorized and 157,906,470 shares issued and outstanding as of December 31, 2011)	597	581	92
Additional paid-in capital	460,981	469,107	74,534
Retained earnings	174,133	143,180	22,749

Total shareholders’ equity	635,711	612,868	97,375

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	636,042	622,784	98,949

Statements of operations

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

General and administrative expenses	(2,940)	(4,488)	(17,366)	(2,759)
Other expense, net	90	(2,327)	(1,336)	(212)
Equity in profit of subsidiaries	67,945	52,877	4,696	745

Income (loss) before tax	65,095	46,062	(14,006)	(2,226)

Income tax	—	—	—	—

Net income (loss)	65,095	46,062	(14,006)	(2,226)

Statements of cash flows

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net cash used in operating activities	(1,079)	(15,796)	(7,971)	(1,266)

Net cash used in investing activities	—	(203,788)	(1,247)	(198)

Net cash generated from (used in) financing activities	256,647	259	(22,372)	(3,555)

Net increase (decrease) in cash and cash equivalents	255,568	(219,325)	(31,590)	(5,019)

Cash at the beginning of year	1,071	256,639	37,314	5,928

Cash at the end of year	256,639	37,314	5,724	909

(a)	Basis of presentation

In the parent-only financial statements, the Company’s investment in subsidiaries and the VIE is stated at cost plus equity in undistributed earnings of subsidiaries and the VIE since inception. The parent-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries and the VIE under the equity method of accounting as prescribed in FASB ASC 323, “Investment-Equity Method and Joint Venture.” Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries” on the statements of operations.

The subsidiaries and the VIE did not pay any dividend to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b)	Commitments

The Company did not have any significant commitments or long-term obligations as of December 31, 2011.